May 29, 2024
Calamos Short-Term Bond Fund

Calamos Short-Term Bond Fund

Effective August 1, 2024, with regard to the Calamos Short-Term Bond Fund (the “Short-Term Bond Fund”), the first sentence under “Principal Investment Strategies” on page 119 of the statutory prospectus is hereby replaced with the following:

The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of debt securities that have a dollar weighted average portfolio duration of three years or less.

Effective August 1, 2024, for the Short-Term Bond Fund, the second paragraph under “Principal Investment Strategies” on page 119 of the statutory prospectus is hereby replaced with the following:

The Fund will invest primarily in investment grade debt securities (those rated BBB or higher by S&P, or Baa or higher by Moody’s), which include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the investment grade categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs). In addition, the Fund may invest up to 25% of its net assets in below investment grade debt securities, which are sometimes referred to as high yield or “junk” bonds, which include bonds, bank loans and preferred securities. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C.